Bank Loans and Restricted Time Deposits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
BANK LOANS AND RESTRICTED TIME DEPOSITS [Abstract]
Total amount of bank loans	$ 370.0
Interest income from restricted time deposits securing loans	16.3	13.0
Interest expense on bank loans	$ 6.4	$ 8.8